OPERATING LEASES - Future Minimum Operating Lease Payments Under ASU 840 (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Property, Plant and Equipment [Abstract]
2019	$ 35,613
2020	35,709
2021	35,613
2022	32,590
2023	28,177
Thereafter	110,357
Total	$ 278,059